Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$57,023,481.54	0.5181598	$45,317,181.37	0.4117872	$11,706,300.17
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$152,973,481.54	0.1529735	$141,267,181.37	0.1412672	$11,706,300.17

Weighted Avg. Coupon (WAC)	4.70%		4.71%
Weighted Avg. Remaining Maturity (WARM)	24.98		24.11
Pool Receivables Balance	$179,906,341.23		$167,673,214.82
Remaining Number of Receivables	25,086		24,401

Adjusted Pool Balance	$173,175,840.95		$161,469,540.78

III. COLLECTIONS

Principal:
Principal Collections	$11,981,776.13
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$184,236.32
Total Principal Collections	$12,166,012.45

Interest:
Interest Collections	$715,725.40
Late Fees & Other Charges	$30,817.50
Interest on Repurchase Principal	$-
Total Interest Collections	$746,542.90

Collection Account Interest	$276.62
Reserve Account Interest	$117.40
Servicer Advances	$-

Total Collections	$12,912,949.37

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$12,912,949.37
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$17,963,539.22
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$149,921.95	$-	$149,921.95	$149,921.95
Collection Account Interest					$276.62
Late Fees & Other Charges					$30,817.50
Total due to Servicer					$181,016.07

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$78,407.29		$78,407.29

Total Class A interest:		$78,407.29		$78,407.29	$78,407.29

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$12,429,045.09

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$11,706,300.17

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$11,706,300.17
Class A Notes Total:		$11,706,300.17		$11,706,300.17
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$11,706,300.17		$11,706,300.17

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					722,744.92

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,730,500.28
Beginning Period Amount	$6,730,500.28
Current Period Amortization	$526,826.24
Ending Period Required Amount	$6,203,674.04
Ending Period Amount	$6,203,674.04
Next Distribution Date Amount	$5,700,071.70

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2014
Distribution Date	09/15/14
Transaction Month	39
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		11.67%	12.51%	12.51%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.12%	23,943	97.38%	$163,273,514.00
30 - 60 Days	1.52%	370	2.12%	$3,547,330.78
61 - 90 Days	0.29%	70	0.40%	$675,291.46
91 + Days	0.07%	18	0.11%	$177,078.58
		24,401		$167,673,214.82
Total
Delinquent Receivables 61 + days past due	0.36%	88	0.51%	$852,370.04
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.34%	85	0.49%	$878,997.02
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.37%	96	0.55%	$1,056,521.56
Three-Month Average Delinquency Ratio	0.36%		0.52%

Repossession in Current Period		17		$195,814.39
Repossession Inventory		73		$122,067.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$251,350.28
Recoveries				$(184,236.32)
Net Charge-offs for Current Period				$67,113.96

Beginning Pool Balance for Current Period				$179,906,341.23

Net Loss Ratio				0.45%
Net Loss Ratio for 1st Preceding Collection Period				0.95%
Net Loss Ratio for 2nd Preceding Collection Period				0.73%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$7,363,323.56
Cumulative Net Losses as a % of Initial Pool Balance				0.70%

Principal Balance of Extensions				$751,975.56
Number of Extensions				75

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